Filed Pursuant to Rule 497(e)
Registration Statement Nos. 333-128699
333-151910
333-145064

TIAA-CREF LIFE SEPARATE ACCOUNT VLI-1

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

TIAA-CREF LIFE INSURANCE COMPANY

PROSPECTUS SUPPLEMENT NUMBER (1)

dated August 2, 2019 to the:

Intelligent Life® VUL and Intelligent Life® Survivorship VUL Prospectus

dated May 1, 2019

Intelligent Variable Annuity® Prospectus

dated May 1, 2019

This supplement amends a certain disclosure in the above-referenced prospectuses for the Contracts with the same names. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES

The Delaware International Value Equity Series will close to new investors effective 8/1/2019. The portfolio will not be available as an Allocation Option under the Contracts identified above to new investors on the Closing Date and therafter.

For more information about the portfolio in general, refer to the Delaware Funds Prospectus.

A40604 08/19